Accounts receivable (Tables)	6 Months Ended
Apr. 30, 2022
Trade and other current receivables [abstract]
Schedule of other receivables

	April 30, 2022	October 31, 2021
	$	$
Trade Receivables	11,501,265	4,072,701
Total accounts receivable	11,501,265	4,072,701

Sales Taxes receivable	1,392,789	379,814
Other	171,641	593,331
Total other receivables	1,564,430	973,145

Schedule of revenue by customers
The Company's revenue and accounts receivable primarily come from two key customers as shown in the table below. The Company's remaining customers do not make up significant percentages of these balances.

	Three months ended		Six months ended
	2022	2021	2022	2021
	%	%	%	%
Revenue
Customer A	10.0%	65.0%	16.0%	85.0%
Customer B	83.0%	0.0%	74.0%	0.0%

	April 30, 2022	October 31, 2021
Accounts Receivable	$	$
Customer A	7.4%	94.0%
Customer B	79.1%	0.0%